Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 8. Leases

The Company leases one production facility, one administrative and research facility and one administrative facility under non-cancelable operating lease arrangements that expire through July 2023. All leases contain renewal options and escalation clauses based upon increases in the lessors’ operating expenses and other charges.

The following is a summary of the Company’s ROU assets and operating lease liabilities as of December 31, 2022 (in thousands):

	Classification on the Balance Sheet	December 31, 2022
Assets
Operating leases assets	Operating lease right-of-use assets and other	$226

Liabilities
Operating leases current liabilities	Current operating lease liabilities and other	232
Operating leases non-current liabilities	Long-term operating lease liabilities	—
Total lease liabilities		$232

Weighted average remaining lease term		0.6
Weighted average discount rate		7.2%

For the year ended December 31, 2022, the Company recognized operating lease cost of approximately $0.4 million and expenses related to non-lease elements such as building maintenance and utilities of $0.4 million. Cash paid for amounts included in the measurement of operating lease liabilities are included in operating cash flows and were approximately $0.4 million for the year ended December 31, 2022.

For the year ended December 31, 2021, the Company recorded rent expense on a straight-line basis over the life of the lease and the difference between the average rent expense and cash payments for rent was recorded as deferred rent and included in accrued liabilities on the balance sheet as of December 31, 2021. Rent expense for the year ended December 31, 2021 was approximately $0.4 million and is included as a component of either cost of goods sold or general and administrative expenses.

The table below reconciles the Company’s future cash obligations to the operating lease liabilities recorded on the balance sheet as of December 31, 2022 (in thousands):

Years ending December 31,
2023	$237
2024	—
2025	—
Total minimum lease payments	237
Less: amount of lease payments representing interest	(5)
Present value of future minimum lease payments	232
Less: current operating lease liabilities	(232)
Long-term operating lease liabilities	$—